Segment Reporting - Sales (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 29, 2017 USD ($)	Jul. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jan. 29, 2017 USD ($)	Oct. 30, 2016 USD ($)	Jul. 24, 2016 USD ($)	Apr. 24, 2016 USD ($)	Jan. 24, 2016 USD ($)	Oct. 29, 2017 USD ($) segment	Oct. 30, 2016 USD ($)		Oct. 25, 2015 USD ($)
Operating profit and other financial information
Number of reportable business segments | segment									5
Sales	$ 2,492,608	$ 2,207,375	$ 2,187,309	$ 2,280,227	$ 2,627,941	$ 2,302,376	$ 2,300,235	$ 2,292,672	$ 9,167,519	$ 9,523,224	[1]	$ 9,263,863
Intersegment Sales
Operating profit and other financial information
Sales									121,248	132,109		141,317
Operating Segment
Operating profit and other financial information
Sales									9,167,519	9,523,224		9,263,863
Intersegment elimination
Operating profit and other financial information
Sales									(121,248)	(132,109)		(141,317)
Grocery Products
Operating profit and other financial information
Sales									1,761,105	1,684,756		1,617,680
Grocery Products | Operating Segment
Operating profit and other financial information
Sales									1,761,105	1,684,756		1,617,680
Refrigerated Foods
Operating profit and other financial information
Sales									4,403,732	4,647,173		4,372,347
Refrigerated Foods | Intersegment Sales
Operating profit and other financial information
Sales									7,832	11,341		13,058
Refrigerated Foods | Operating Segment
Operating profit and other financial information
Sales									4,411,564	4,658,514		4,385,405
Jennie-O Turkey Store
Operating profit and other financial information
Sales									1,663,160	1,740,968		1,635,776
Jennie-O Turkey Store | Intersegment Sales
Operating profit and other financial information
Sales									113,384	120,742		128,195
Jennie-O Turkey Store | Operating Segment
Operating profit and other financial information
Sales									1,776,544	1,861,710		1,763,971
Specialty Foods
Operating profit and other financial information
Sales									794,508	939,134		1,103,359
Specialty Foods | Intersegment Sales
Operating profit and other financial information
Sales									32	26		64
Specialty Foods | Operating Segment
Operating profit and other financial information
Sales									794,540	939,160		1,103,423
International & Other
Operating profit and other financial information
Sales									545,014	511,193		534,701
International & Other | Operating Segment
Operating profit and other financial information
Sales									$ 545,014	$ 511,193		$ 534,701

[1]	Fiscal 2016 included 53 weeks